RESTATEMENT	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
RESTATEMENT

During the quarter ended December 31, 2013, the Company corrected an accounting error related to revenue share expenses. The Company will accrue the expense for amounts due, versus when they are paid, for proper matching. The revenue share expense was not properly accrued at the end of 2012 or at the end of each 2013 quarter

The restated Consolidated Balance Sheet, Consolidated Statement of Operations and Consolidated Statement of Cash Flows for the year ended December 31, 2012 is as follows:

Year ended December 31, 2012
Financial Statement	Line Item	Corrected	Previously Stated
Balance sheet	Revenue share payable	$90,577	$0
Income statement	Revenue share expense	$115,360	$24,783
Income statement	Loss from operations	$(454,922)	$(364,345)
Income statement	Loss before provision for income taxes	$(454,553)	$(363,976)
Income statement	Net loss	$(454,553)	$(363,976)
Statement of cash flows	Net loss	$(454,553)	$(363,976)
Statement of cash flows	Increase in revenue share payable	$90,577	$0